Nature of Business and Basis of Presentation (Tables)	5 Months Ended
Oct. 15, 2023
Accounting Policies [Abstract]
Components of Revenue	The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Redemptions, net of discounts	$369	$293	$883	$666
Breakage	$103	$70	$245	$462
Gift card revenue, net	$472	$363	$1,128	$1,128
The components of gift card revenue are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Redemptions, net of discounts	$1,415	$960	$444
Breakage	755	286	95
Gift card revenue, net	$2,170	$1,246	$539